Property, plant and equipment - Book value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Owned assets	$ 3,501,683	$ 3,654,475
Right-of-use assets	695,826	757,293
Total	$ 4,197,509	$ 4,411,768